COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
ERC claimed amount	$ 12,354
ERC refund amount	5,238
Third party, lease obligation
COMMITMENTS AND CONTINGENCIES
Guarantor lease maximum payments	764
Contractual obligation	$ 10,619